Share Repurchases	12 Months Ended
Dec. 31, 2025
Disclosure Text Block [Abstract]
Share Repurchases
14.
Share Repurchases

In November 2023, the Board approved a share repurchase program (the “Share Repurchase Program”), authorizing the Company to repurchase up to $50,000 of common shares outstanding. During the year ended December 31, 2025, the Board authorized the Company to repurchase an additional $140,000 of common shares under the Share Repurchase Program. Under the Share Repurchase Program, management is authorized to purchase common shares from time to time through open market purchases or privately negotiated transactions at prevailing prices as permitted by securities laws and other legal requirements, and subject to market conditions and other factors.

During the year ended December 31, 2025, we repurchased 9,477,463 of our common shares for $91,693 at an average price of $9.67 per share of which $862 was unpaid and recognized as a liability within accounts payable and other liabilities. Included in the total repurchases for the year ended December 31, 2025, were 3,962,237 shares repurchased from a related party at a discounted price for a total amount of $26,530. During the year ended December 31 2024, we repurchased 2,644,712 of our common shares for $42,921 at an average price of $16.23 per share. These repurchases are recorded at cost as treasury shares within the Consolidated Statement of Financial Position and Consolidated Statement of Shareholders' Equity. As of December 31, 2025, a total of $55,386 remained available for future repurchases.